Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 729	$ 2,834
Less accumulated depreciation	(284)	(584)
Property and equipment, net	445	2,250
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	535	957
Furniture and fixed assets [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 103	186
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Total property and equipment	$ 67	259
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 24	$ 1,432
Property and equipment, estimated useful lives, description	Lesser of lease term or asset life
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Furniture and fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Furniture and fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years